Leases - Additional Information (Details) $ in Millions	Dec. 17, 2020	Nov. 30, 2018 subsidiary	Oct. 25, 2018 subsidiary	Jun. 26, 2018 subsidiary	Jan. 30, 2018 USD ($) subsidiary	May 30, 2017 USD ($) subsidiary	Mar. 31, 2021 item	Mar. 31, 2021 facility
Number Of Finance Lease Facility							6	5
Number of vessel in operation | item							12
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.25%
Japanese Leases No.1 and 2 [Member]
Number of subsidiaries						2
Sellers Credit Note | $						$ 2.9
Japanese Leases No.1 and 2 [Member] | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note | $						$ 2.9
Japanese Lease No.3 [Member]
Number of subsidiaries					1
Sellers Credit Note | $					$ 1.4
Japanese Lease No.3 [Member] | Finance Liability [Member]
Sellers Credit Note | $					$ 1.4
Japanese Lease No.4 [Member]
Number of subsidiaries		1
Finance Lease Expiry Period		2029
Debt Instrument, Basis Spread on Variable Rate		3.20%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.20%
CMBFL Leases No.1 to 4 [Member]
Number of subsidiaries			2	2
Finance Lease Expiry Period			2025
Debt Instrument, Basis Spread on Variable Rate			3.00%	3.10%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 3.00%	LIBOR plus 3.10%
Ocean Yield ASA [Member]
Number of subsidiaries			2
Finance Lease Expiry Period			2030
Debt Instrument, Basis Spread on Variable Rate			4.50%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 4.50%
China Huarong Leases [Member]
Number of subsidiaries		2
Finance Lease Expiry Period		2025
Debt Instrument, Basis Spread on Variable Rate		3.50%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.50%